OTHER NONCURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER NONCURRENT LIABILITIES
Schedule of components of other noncurrent liabilities

        Other noncurrent liabilities consisted of the following (dollars in millions):

	December 31,
	2015	2014
Pension liabilities	$842	$965
Other postretirement benefits	84	134
Environmental accruals	32	53
Restructuring and plant closing costs	51	49
Employee benefit accrual	36	39
Asset retirement obligations	34	26
Other	145	177

Total	$1,224	$1,443